August 3, 2021

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Certification Pursuant to Rule 497(j)
Tributary Funds, Inc. (the "Registrant")
File Numbers 033-85982 and 811-08846

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that the forms of Prospectuses and Statements of Additional Information (“SAI”) of the Registrant do not differ from the Prospectuses and SAIs contained in Post-Effective Amendment No. 65 to the Registration Statement of the Registrant which was filed electronically via EDGAR on July 29, 2021 (accession number 0001398344-21-015069) and effective August 1, 2021.
If you have any questions related to this filing, please do not hesitate to contact me at (207) 347-2076 or zac.tackett@apexfs.com.

Very truly yours,

/s/ Zachary R. Tackett
Zachary R. Tackett, Esq.
Secretary
Tributary Funds, Inc.

cc:	Stephen C. Wade
Rodney L. Ruehle
Karen Shaw